Income Taxes - Deferred tax (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost | Warrants
Income Taxes
Deferred tax position	$ 275	$ 739	$ 2,118
Cost | Loss carry forward
Income Taxes
Deferred tax position	19,022	13,581	9,530
Cost | Other items
Income Taxes
Deferred tax position	(126)	(214)	(98)
Valuation allowance
Income Taxes
Deferred tax position	$ (19,171)	$ (14,106)	$ (11,550)